Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Numerator:
Profit	$ 86,436	$ 37,763	$ 59,880
Denominator:
Basic weighted average ordinary shares outstanding	50,388,440	50,582,852	51,372,117
Dilutive impact of equivalent stock options and RSUs	2,527,160	2,357,456	2,267,553
Diluted weighted average ordinary shares outstanding	52,915,600	52,940,308	53,639,670